Document and Entity Information	0 Months Ended
May 01, 2014
Risk/Return:
Document Type	497
Document Period End Date	May 01, 2014
Registrant Name	US GLOBAL INVESTORS FUNDS
Central Index Key	0000101507
Amendment Flag	false
Document Creation Date	May 01, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014
U.S. Government Securities Ultra-Short Bond Fund | U.S. Government Securities Ultra-Short Bond Fund
Risk/Return:
Trading Symbol	UGSDX